Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 4,746	$ 18,315	$ 36,478	$ (805)	$ (8,131)	$ 50,603
Shares, Outstanding, Beginning Balance at Dec. 31, 2009	4,337,587
Net Income			4,915			4,915
Other comprehensive income				(660)		(660)
Cash dividends			(3,525)			(3,525)
Stock-based compensation activity		58				58
Purchase of treasury stock, at cost					(1,476)	(1,476)
Purchase of treasury stock, shares	(83,900)					(83,900)
Treasury stock issued for stock option and stock purchase plans		(19)			80	61
Stock Issued During Period, Shares, Treasury Stock Reissued	4,078
Balance at Dec. 31, 2010	4,746	18,354	37,868	(1,465)	(9,527)	49,976
Shares, Outstanding, Ending Balance at Dec. 31, 2010	4,257,765
Net Income			4,680			4,680
Other comprehensive income				(791)		(791)
Cash dividends			(3,648)			(3,648)
Stock-based compensation activity		26				26
Purchase of treasury stock, at cost					(589)	(589)
Purchase of treasury stock, shares	(33,850)					(33,850)
Treasury stock issued for stock option and stock purchase plans		(17)			83	66
Stock Issued During Period, Shares, Treasury Stock Reissued	4,303
Balance at Dec. 31, 2011	4,746	18,363	38,900	(2,256)	(10,033)	49,720
Shares, Outstanding, Ending Balance at Dec. 31, 2011	4,228,218					4,228,218
Net Income			3,648			3,648
Other comprehensive income				837		837
Cash dividends			(3,724)			(3,724)
Stock-based compensation activity		25				25
Purchase of treasury stock, at cost					(360)	(360)
Purchase of treasury stock, shares	(19,793)					(19,793)
Treasury stock issued for stock option and stock purchase plans		(42)			193	151
Stock Issued During Period, Shares, Treasury Stock Reissued	9,936
Balance at Dec. 31, 2012	$ 4,746	$ 18,346	$ 38,824	$ (1,419)	$ (10,200)	$ 50,297
Shares, Outstanding, Ending Balance at Dec. 31, 2012	4,218,361					4,218,361